Unit-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		2,500,000
Restricted Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted unit awards, granted	10,089
Restricted unit awards, weighted average price	$ 14.93
Compensation costs		$ 67	$ 0	$ 0
Unrecognized compensation costs		83
General Partner [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
General partners' contributed capital		$ 3
Ownership interest, percentage		2.00%